RidgeWorth Large Cap Core Growth Stock Fund
LARGE CAP CORE GROWTH STOCK FUND Summary Section A Shares, C Shares and I Shares
Investment Objective
The Large Cap Core Growth Stock Fund (the “Fund”) seeks to provide long-term capital appreciation.
As a secondary goal, the Fund also seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 41 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Large Cap Core Growth Stock Fund	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of net asset value)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Large Cap Core Growth Stock Fund		A Shares	C Shares	I Shares
Management Fees	[1]	0.70%	0.70%	0.70%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[2]	0.28%	0.22%	0.32%
Total Annual Fund Operating Expenses		1.23%	1.92%	1.02%
[1]	Restated to reflect a decrease in the Management Fees effective August 1, 2012.
[2]	Restated to reflect current fees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Large Cap Core Growth Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	694	945	1,215	1,985
C Shares	297	608	1,046	2,259
I Shares	105	326	566	1,253

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption RidgeWorth Large Cap Core Growth Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	694	945	1,215	1,985
C Shares	197	608	1,046	2,259
I Shares	105	326	566	1,253

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). Silvant Capital Management LLC (“Silvant” or the “Subadviser”) considers large-capitalization companies to be companies with market capitalizations similar to those of companies in the S&P 500 Index. As of July 1, 2012, the market capitalization range of companies in the S&P 500 Index was between approximately $1.3 billion and $553.9 billion.

The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. The Subadviser then uses fundamental research to select the portfolio of stocks it believes has the best current risk/return characteristics. In selecting investments for purchase, the Subadviser seeks companies with strong current earnings, growth in revenue, improving profitability, strong balance sheets, strong current and projected business fundamentals, and reasonable valuation. The Subadviser’s approach attempts to identify a well-defined “investment thesis” (why it believes the company’s current expectations will be increased over the next 3 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Subadviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself. The Subadviser believes in executing a very disciplined and objective investment process and controlling risk through a broadly diversified portfolio.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Growth Stock Risk: “Growth” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. “Growth” stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2012 was 10.43%.

Best Quarter	Worst Quarter
15.73%	-22.03%
(6/30/09)	(12/31/08)

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
Average Annual Total Returns RidgeWorth Large Cap Core Growth Stock Fund	1 Year	5 Years	10 Years
A Shares	(6.81%)	(3.78%)	2.11%
C Shares	(7.53%)	(4.50%)	1.34%
I Shares	(6.61%)	(3.54%)	2.35%
I Shares Returns After Taxes on Distributions	(6.70%)	(4.02%)	1.73%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	(4.17%)	(2.96%)	1.97%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.